Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
At cost:
Property, plant and equipment, at cost	$ 12,213	$ 13,050
Less: Accumulated depreciation and impairment	(11,812)	(12,407)
Property, plant and equipment, net	401	643
Machinery and equipment [Member]
At cost:
Property, plant and equipment, at cost	11,149	11,707
Furniture and fixtures [Member]
At cost:
Property, plant and equipment, at cost	79	89
Leasehold improvements [Member]
At cost:
Property, plant and equipment, at cost	822	1,086
Motor vehicles [Member]
At cost:
Property, plant and equipment, at cost	$ 163	$ 168